Condensed Financial Information of the Parent Company (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 29, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2023	Jun. 29, 2020
Condensed Financial Information of the Parent Company [Line Items]
Shares issued			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary share issued			14,006,250	14,006,250
Ordinary share outstanding		10,125,000	14,006,250	14,006,250
Ordinary share surrender		27,175,000
Initial public offering	3,881,250
Gross proceeds (in Dollars)	$ 15,525,000
Net proceeds (in Dollars)	12,409,022
Ordinary shares value (in Dollars)	388		$ 1,401	$ 1,401
Additional paid-in capital (in Dollars)	$ 12,408,634
Over-Allotment Option [Member]
Condensed Financial Information of the Parent Company [Line Items]
Price per share (in Dollars per share)	$ 4
Common Stock [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001
Ordinary share issued	506,250	37,300,000
Initial public offering			3,881,250
Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership, percentage				28.90%	100.00%
Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership, percentage				6.90%